Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
PL Floating Rate Loan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Floating Rate Loan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to waive 0.10% of its management fee through June 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.

		The investment adviser has contractually agreed to limit certain “fund operating expenses” incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days’ prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 44.93% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense cap, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the fund invests include senior loans of domestic and foreign issuers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The fund is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the manager.

The manager seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market.

		The manager may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those  currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the fund could experience delays in receiving payments or suffer a loss. In an assignment, the fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Redemption Risk: Because the fund may serve as an Underlying Fund of the PL Portfolio Optimization Funds and thus a significant percentage of its outstanding shares may be held by the PL Portfolio Optimization Funds, a change in asset allocation by a PL Portfolio Optimization Fund could result in large redemptions out of the fund, causing potential increases in expenses to the fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a fund significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the fund by showing the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.

		Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing the fund’s performance from year-to-year and by showing how the fund’s returns compare to its benchmark index, which provides a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns for the period 1/1/12 through 3/31/12: 3.27% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.24%; Q3 2011: -2.66%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
PL Floating Rate Loan Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[3]
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	280
5 years	rr_ExpenseExampleYear05	527
10 years	rr_ExpenseExampleYear10	1,233
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	280
5 years	rr_ExpenseExampleNoRedemptionYear05	527
10 years	rr_ExpenseExampleNoRedemptionYear10	1,233
2009	rr_AnnualReturn2009	32.43%
2010	rr_AnnualReturn2010	7.52%
2011	rr_AnnualReturn2011	2.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the period 1/1/12 through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
PL Floating Rate Loan Fund | Return before taxes | Class P
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
PL Floating Rate Loan Fund | Return after taxes on distributions | Class P
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
PL Floating Rate Loan Fund | Return after taxes on distributions and sale of shares | Class P
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
PL Floating Rate Loan Fund | S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%

[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	The investment adviser has contractually agreed to waive 0.10% of its management fee through June 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Pacific Life Funds, or (iii) if the sub-advisory agreement with Eaton Vance Management is terminated.
[3]	After Fee Waiver and Expense Reimbursement